Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
The components of the provision for income taxes were as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Current	(6,824)	(2,361)	(3,557)
Deferred	(653)	(852)	2,733
Income tax expense	(7,477)	(3,213)	(824)

Reconciliations of Tax Charge	Reconciliations of the tax
charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Net income before income tax expenses	172,081	30,088	49,735
Net income not subject to taxes	(167,667)	(68,675)	(94,106)
Net income (loss) subject to taxes	4,414	(38,587)	(44,371)
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	(1,821)	6,833	13,874
Adjustments to valuation allowance and uncertain tax positions	(6,767)	(14,733)	324
Permanent and currency differences	4,592	3,257	(12,507)
Change in tax rates	(3,481)	1,430	(2,515)
Tax expense related to the current year	(7,477)	(3,213)	(824)

Components of Partnership's Deferred Tax Assets (Liabilities)
The significant components of the Partnership’s deferred tax assets were as follows:

	December 31, 2019 $	December 31, 2018 $
Derivative instruments	2,859	2,793
Taxation loss carryforwards and disallowed finance costs	47,610	49,298
Vessels and equipment	(4,197)	2,192
Other items	9,494	—
	55,766	54,283
Valuation allowance	(54,707)	(52,570)
Net deferred tax assets	1,059	1,713

	December 31, 2019 $	December 31, 2018 $
Deferred income tax assets included in other assets	2,826	1,775
Deferred income tax liabilities included in other long-term liabilities	(1,767)	(62)
Net deferred tax assets	1,059	1,713